Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
VIE consolidated amount of cash and cash equivalents	$ 3,997	$ 17,493	$ 37,387
VIE consolidated amount of prepaid taxes	1,654	1,357	11,330
VIE consolidated amount of other payables and accrued liabilities	$ 1,087	$ 1,548	$ 1,904
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	75,452,012	290,460,047	376,452,047
Common stock, shares outstanding	75,452,012	290,460,047	376,452,047